Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from contracts with customers
The Group’s sources of revenue are:

Figures in million – SA rand	2021	2020	2019
Gold mining activities	28,358	27,869	18,644
PGM mining activities[1]	102,099	72,469	38,418
Recycling activities	40,710	25,296	14,521
Stream[1]	625	539	541
Toll treatment arrangement[2]	521	—	—
Total revenue from contracts with customers	172,313	126,173	72,124
Adjustments relating to sales of PGM concentrate[3]	(119)	1,219	801
Total revenue	172,194	127,392	72,925
[1] The difference between revenue from PGM mining activities above and total revenue from PGM mining activities per the segment report relates to the separate disclosure of revenue from the gold and palladium streaming arrangement with Wheaton International (Wheaton Stream) in the above as well as the separate disclosure of revenue related to adjustments on the sales of PGM concentrate. Revenue relating to the Wheaton Stream is incorporated in the Group corporate segment as described in the segment report (refer note 2)
[2] This relates to revenue recognised in respect of a toll treatment arrangement entered into by Marikana (refer note 32)
[3] These adjustments relate to provisional pricing arrangements resulting in subsequent changes to the amount of revenue recognised
Revenue per geographical region of the relevant operations:

Figures in million – SA rand	2021	2020	2019
Southern Africa	113,512	82,781	46,223
United States[1]	58,682	44,611	26,702
Total revenue	172,194	127,392	72,925
[1] The difference between revenue generated by operations in the US and the revenue in the US PGM operations segment relates to the Wheaton Stream

Schedule of revenue generated by product
Revenue generated per product:

Figures in million – SA rand	2021	2020	2019
Gold	29,533	28,930	18,882
PGMs[1]	137,958	95,573	51,505
Platinum	21,238	17,054	13,013
Palladium	52,859	47,281	28,031
Rhodium	59,828	29,865	9,338
Iridium	2,694	815	650
Ruthenium	1,339	558	473
Chrome	2,259	1,573	1,749
Other[2]	2,444	1,316	789
Total revenue	172,194	127,392	72,925
1 In line with Sibanye-Stillwater’s mine-to-market PGM strategy and according to the processing agreements entered into, the processing arrangement for SRPM production changed from a purchase of concentrate arrangement to a Toll processing arrangement from 1 January 2019
2 Other primarily includes revenue from nickel, silver, cobalt and copper sales. For the year ended 31 December 2021, revenue from the Marikana toll treatment arrangement of R521 million is included (refer note 32)